INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2026 and 2025 is as follows:

	Year Ended
	June 30, 2026%		June 30, 2025%
Loss before Income taxes	$(18,862,710)		$(58,923,300)

Taxes under statutory US tax rates	$(3,961,170)	21%	$(12,373,893)	21%
Increase (decrease) in valuation allowance	3,668,330	(19.4)%	12,383,827	(21)%
Foreign tax rate differential	(72,125)	0.4%	(54,939)	0.1%
Settlement expenses	67,200	(0.4)%	-	-
Foreign exchange revaluation of foreign NOLs	307,160	(1.7)%	-	-
Other	(17,630)	0.1%	92,571	(0.2)%
Prior period adjustment	-	-	(47,566)	0.1%
Other adjustments	8,235	0.0%	-	-
Income tax (expense) benefit	$-	0%	$-	0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Year Ended
	June 30, 2026	June 30, 2025
Deferred tax assets
Warrant Derivative Liability	$486,514	$468,457
Accrued Expenses	624,997	614,493
Prepaid Investor Services	582,409	582,409
Non-cash interest	817,536	817,536
Intangibles (Intellectual Property and Patent Cost)	417,441	367,347
Deferred Rent	5,084	4,114
Formation Expense	6,553	6,553
Net Operating Loss carryforward	27,614,180	25,483,996
Gain on extinguishment of debt	11,440	102,604
Total Deferred tax assets	$30,566,154	$28,447,509

Deferred tax liabilities
Research and Development	$(202,718)	$(202,718)
Stock Based Compensation	(2,396,363)	(3,960,547)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(413,245)	(398,746)
Total deferred tax liabilities	$(3,051,705)	$(4,601,390)

Net deferred tax assets	$27,514,449	$23,846,119
Valuation allowance	(27,514,449)	(23,846,119)
Net deferred tax assets	$-	$-